May 1, 2006

VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

RE:          Separate Account II of Integrity Life Insurance Company

Registration Nos. 33-51268 and 811-07134

Rule 497(j) Prospectus and Statement of Additional Information Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that concerned in the Registrant’s post-effective amendment number 26 to its Registration Statement on Form N-4, which was filed electronically on April 21, 2006.

Sincerely,

/s/ Rhonda S. Malone

Rhonda S. Malone
Assistant Counsel - Securities